Description of the Business - Proceeds raise and issuance costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cash from reverse recapitalization	$ 16,167
Reverse recapitalization costs	(14,609)
Accrued reverse recapitalization costs	585
Net proceeds from reverse recapitalization	(11,652)
Proceeds from Notes	150,000
Issuance costs	(6,757)
Issuance costs settled in stock	563
Proceeds from issuance of convertible notes, net of issuance costs	143,806
Eight Hundred And Ninety In Fifth Avenue Partners, Inc [Member]
Reverse recapitalization costs	$ (13,795)